Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment
Owned assets					$ 551,525	$ 551,535
Owned assets available to be leased	$ 482,091		$ 482,091		456,251	446,904
Total					1,007,776	998,439
Capitalized interest					18,200	18,200
Depreciation expense	13,300	$ 13,800	26,800	$ 28,700	55,700	56,800
Impairment of long-lived assets and other related costs	232		530		4,811
Land
Property and Equipment
Owned assets					19,643	19,643
Owned assets available to be leased	21,831		21,831		21,831	21,831
Total					41,474	41,474
Building and Building Improvements
Property and Equipment
Owned assets					282,314	283,781
Owned assets available to be leased	$ 355,244		$ 355,244		354,959	353,507
Total					$ 637,273	$ 637,288
Building and Building Improvements | Minimum
Property and Equipment
Estimated useful life	15 years		15 years		15 years	15 years
Building and Building Improvements | Maximum
Property and Equipment
Estimated useful life	39 years		39 years		39 years	39 years
Leasehold Improvements
Property and Equipment
Owned assets					$ 72,455	$ 69,854
Owned assets available to be leased	$ 62,062		$ 62,062		61,876	59,492
Total					$ 134,331	129,346
Leasehold Improvements | Minimum
Property and Equipment
Estimated useful life	15 years		15 years		15 years
Leasehold Improvements | Maximum
Property and Equipment
Estimated useful life	39 years		39 years		39 years
Furniture and Fixtures
Property and Equipment
Owned assets					$ 176,227	174,483
Owned assets available to be leased	$ 8,243		$ 8,243		8,061	7,469
Total					$ 184,288	181,952
Furniture and Fixtures | Minimum
Property and Equipment
Estimated useful life	5 years		5 years		5 years
Furniture and Fixtures | Maximum
Property and Equipment
Estimated useful life	7 years		7 years		7 years
Construction in Progress
Property and Equipment
Owned assets					$ 886	3,774
Owned assets available to be leased	$ 34,711		$ 34,711		9,524	4,605
Total					$ 10,410	$ 8,379